Events After the Reporting Period - Additional Information (Detail) - Jul. 09, 2018 - Axovant Sciences [Member] - License Agreement and Fully Funded Collaboration [Member] $ in Millions	AUD ($) Product Milestone	USD ($) Product Milestone	USD ($)
Disclosure of non-adjusting events after reporting period [Line Items]
Number of additional products | Product	5	5
Upfront cash payment received	$ 13.5	$ 10,000,000
Additional cash payment	$ 23.6		$ 17,500,000
Number of milestones achievable	8	8
Number of near term milestones achievable	4	4
Maximum amount realizable upon completion of milestones	$ 253.3		$ 187,500,000
Percentage of net profit on sales	30.00%	30.00%